Other Current and Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As of December 31, 2020 and 2019, other current assets consist of:

	December 31, 2020	December 31, 2019
Advances to unrelated-parties (i)	$8,305	$1,835,826
Advances to employees	45,396	64,777
Other current assets	119,325	187,343
	$173,026	$2,087,946

(i)	The advances to unrelated parties for business development, and are non-interest bearing and due on demand.

Schedule of Other Assets, Noncurrent	As of December 31, 2020 and 2019, Other assets, non-current consist of:
	December 31, 2020	December 31, 2019
Other assets, non-current, net	$4,302,000	$4,304,640
	$4,302,000	$4,304,640